Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Mar. 27, 2013
Entity Registrant Name	22ND CENTURY GROUP, INC.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company